Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Parenthetical) (Detail) - Multi seller conduits [member] - CAD ($)
$ in Millions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Commitment to fund purchases of additional assets	$ 2,100	$ 1,600
Direct investments	$ 12	$ 26